DWS INVESTMENTS VIT FUNDS

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIOS

                             ----------------------

                            DWS Equity 500 Index VIP
                             DWS Small Cap Index VIP

The following information replaces similar disclosure under "The Portfolio's Main Investment Strategy" section of each portfolio's prospectuses:

Securities Lending. The portfolio may lend its investment securities in an amount up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.








               Please Retain This Supplement for Future Reference

May 18, 2009                                              [DWS INVESTMENTS LOGO]
VS-3621                                                      Deutsche Bank Group


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Supplement to the currently effective Statement of Additional Information for the listed portfolios:

DWS Investments VIT Funds:
         DWS Equity 500 Index VIP
         DWS Small Cap Index VIP
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All references to securities lending practices in the Statement of Additional
Information are hereby revised to reflect the Board's approval of securities lending by each Portfolio in an amount up to 33 1/3% of its total assets. Further, the following additional changes are hereby made to the Statement of Additional Information.

The following supplements the non-fundamental investment restrictions of each portfolio:

As a matter of non-fundamental policy, the Portfolio currently does not intend to lend portfolio securities in an amount greater than 33 1/3% of its total assets.




               Please Retain This Supplement for Future Reference


May 18, 2009